Significant Accounting Policies (Details)	1 Months Ended	12 Months Ended
	Jan. 17, 2020	Dec. 31, 2020
Accounting Policies [Abstract]
Sale of property, description	we sold this property for $390.6 thousand and recognized a gain of $33.1 thousand, within Other income in the Consolidated Statements of Operations and Comprehensive Income.
Description of deferred revenue recognized		We had deferred revenue of $15.8 million and $46.5 million related to contractual commitments with customers where the performance obligation will be satisfied over time, which ranges from one to two years as of December 31, 2020 and 2019, respectively.